Stock-Based Compensation - Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 4,600	$ 5,831	$ 8,028
Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense		1,172	571
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense		$ 4,659	$ 7,457